Corporate Information - Summary of Shareholders Percentage (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Shareholders %	100.00%	100.00%	100.00%
Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	23.22%	24.69%	27.53%
Mikheil Lomtadze
Disclosure of subsidiaries [line items]
Shareholders %	22.58%	22.60%	24.67%
Vyacheslav Kim
Disclosure of subsidiaries [line items]
Shareholders %	20.74%	21.40%	23.47%
Public Investors
Disclosure of subsidiaries [line items]
Shareholders %	29.59%	27.67%	20.92%
Management
Disclosure of subsidiaries [line items]
Shareholders %	3.87%	3.64%	3.41%